ACCOUNTS RECEIVABLE AND OTHER - Schedule of Accounts Receivable and Other (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Accounts receivable	$ 16,776	$ 14,493
Prepaid expenses and other assets	14,047	13,649
Restricted cash	2,686	2,076
Accounts receivable and other	$ 33,509	$ 30,218